Discontinued Operations and Disposition of Operating Segment (Details) (10-K) (Parenthetical)	Dec. 31, 2018 USD ($)
DISCONTINUED OPERATIONS
Cash	$ 1,504,366
Accounts receivable and contract asset	4,177,568
Prepaid expenses and other current assets	57,486
Property and equipment	295,206
Intangibles and goodwill	5,048,247
Liabilities included accounts payable and accrued liabilities	3,688,831
Loans	$ 56,544